Related Party Transaction and Balance (Details) - Schedule of related parties transactions - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Zhong Yang Holdings Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	$ 54,510	$ 119,759	$ 118,776
Sunx Global Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	315	19,959	1,808,799
Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Related parties transactions	1,133
WSYQR Limited [Member]
Related Party Transaction [Line Items]
Related parties transactions	$ 10,602